Environmental rehabilitation obligation funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 5,202	[1]	R 4,934	[1]	R 4,602
Contributions made	86		72		64
Payments received	(33)		(10)		(7)
Interest income	235		174		245
Transfer to other investments	264		0		0
Balance at end of the year	5,306		5,202	[1]	4,934	[1]
Restricted funds	1,616		1,135		703
Funds	3,690		4,067		4,231
Environmental rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value gain	R 80		R 32		R 30

[1]	* Restated — see note 1.5